INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024
Description of tax law in Hong Kong			Incorporated companies pay 8.25% tax on the first $2 million of profits and 16.5% on the remainder.
Income tax expenses (benefit)	$ 2,189	$ 19,113
Income (loss) before provision for income taxes	89,759	13,001
Net (loss)	(91,948)	(6,112)
Net operating loss carry forward	1,519,000		$ 1,519,000
HONG KONG
Income tax expenses (benefit)	2,189	19,113
Net (loss)	11,076	115,834
UNITED STATES
Net (loss)	$ (103,024)	$ (102,833)